Warrants - Additional Information (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	May 04, 2023	Dec. 31, 2022
Warrants [Line Items]
Class of warrants or rights number of securities covered by warrants or rights			7,000,000
Warrants Outstanding	16,791,667	16,791,667		9,791,667
Public Warrants [Member]
Warrants [Line Items]
Warrants Outstanding	12,175,000	12,175,000		5,175,000
Private Warrants [Member]
Warrants [Line Items]
Warrants Outstanding	4,616,667	4,616,667		4,616,667
Interprivate II Acquisition Crop [Member]
Warrants [Line Items]
Warrant or right, reason for issuance, Description	The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a cashless basis. In no event will the Company be required to net cash settle the warrant exercise.	The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days' prior written notice of redemption, if and only if the last sale price of the Company's common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a cashless basis. In no event will the Company be required to net cash settle the warrant exercise.
Description on business combination	Upon the Closing, there were 5,175,000 and 4,616,667 outstanding public and private warrants, respectively, to purchase shares of the Company’s common stock that were issued by InterPrivate II prior to the 2022 Business Combination. Each whole warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as discussed below, 30 days after the 2022 Business Combination, provided that the Company has an effective registration statement under	Upon the Closing, there were 5,174,975 and 4,616,667 outstanding public and private warrants, respectively, to purchase shares of the Company's common stock that were issued by InterPrivate II prior to the2022 Business Combination. Each whole warrant entitles the registered holder to purchase one whole share of the Company's common stock at a price of $11.50 per share, subject to adjustment as discussed below, 30 days after the 2022 Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of common stock. The warrants will expire five years after the completion of the 2022 Business Combination, or earlier upon redemption or liquidation. The Private Placement Warrants are identical to the public warrants, except that the Private Placement Warrants and the common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the 2022 Business Combination. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the Sponsor, one of InterPrivate II's directors or any of its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.
Interprivate II Acquisition Crop [Member] | Public Warrants [Member]
Warrants [Line Items]
Warrants Outstanding	5,175,000	5,174,975
Interprivate II Acquisition Crop [Member] | Private Warrants [Member]
Warrants [Line Items]
Warrants Outstanding	4,616,667	4,616,667
Interprivate II Acquisition Crop [Member] | Public and Private Warrants [Member] | Common Stock [Member]
Warrants [Line Items]
Class of warrants or rights exercise price	$ 11.5	$ 11.5